CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity

	Impact on Income Before
	Income
	and Mining Taxes and Equity
	10.0%	10.0%
	Strengthening	Weakening
	of the US	of the US
	Dollar	Dollar
Canadian dollar	$862	$(862)
Euro	$3,982	$(3,982)
Mexican peso	$(5,915)	$5,915

Schedule of carrying amount of financial instruments exposure to credit risk

	As at	As at
	December 31,	December 31,
	2018	2017
Cash and cash equivalents	$301,826	$632,978
Short-term investments	6,080	10,919
Trade receivables	10,055	12,000
Derivative financial instrument assets	180	17,240
Total	$318,141	$673,137

Schedule of long-term debt and total equity

	As at	As at
	December 31,	December 31,
	2018	2017
Long-term debt	$1,721,308	$1,371,851
Total equity	4,550,012	4,946,991
Total	$6,271,320	$6,318,842

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2017	Flows(i)	Exchange	Other(ii)	2018
Long-term debt	$1,371,851	$346,785	$—	$2,672	$1,721,308
Finance lease obligations	5,327	(3,382)	(125)	94	1,914
Total liabilities from financing activities	$1,377,178	$343,403	$(125)	$2,766	$1,723,222

Notes:

(i)	Includes the 2018 Notes net of the financing costs on the notes issuance.
(ii)	Includes the amortization of deferred financing costs on long-term debt and interest paid on finance lease obligations reflected in cash from operating activities.